Note 18 - Common Stock	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]
18.	Common Stock

As per the Company’s Amended and Restated Articles of Incorporation, the Company is authorized to issue 200,000,000 shares of common stock, par value $0.03 per share.

Each outstanding share of common stock is entitled to one vote, either in person or by proxy, on all matters that may be voted upon by their holders at meetings of the shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, holders of the Company’s common stock (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of the Company’s assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued shares of the Company’s common stock when issued will be fully paid for and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company has issued or may issue in the future.

During August 2020, following the Company’s prospectus supplement filed with the SEC on May 12, 2020, as further supplemented by the prospectus dated May 29, 2020, the Company issued and sold at-the-market (ATM) 200,000 shares of common stock for gross proceeds net of commissions of $0.72 million.

In addition, during the year ended December 31, 2020, the Company issued 45,900 common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plans (Note 12).

On November 16, 2020, the Company issued 161,357 shares to Synergy Holdings Ltd. as a result of a contingent payment agreed upon on November 7, 2019 as part of the agreement for the acquisition of the vessels M/V "Synergy Busan", M/V "Synergy Keelung", M/V "Synergy Oakland" and M/V "Synergy Antwerp".

On November 24, 2020, the Company received notice from Colby Trading Ltd (“Colby”), which had provided Euroseas with a loan of $2.5 million in September 2019, whereby Colby exercised its right to convert the outstanding balance of the loan of $1.875 million into common shares of the Company as per the terms of the loan. As a result, the Company issued 702,247 common shares to Colby. The conversion price was the lowest closing price over the fifteen business days prior to the conversion notice as per the terms of the loan.

During February 2021, following the Company’s prospectus supplement filed with the SEC on May 12, 2020, as further supplemented by the prospectus dated May 29, 2020 and February 3, 2021 the Company issued and sold 82,901 shares of common stock at-the-market (ATM) for gross proceeds net of commissions of $0.74 million.

On June 30, 2021, the Company converted the remaining outstanding 6,365 Series B Preferred Shares into common stock by issuing 453,044 shares covering the full redemption of the remaining Series B Preferred Shares amounting to $6.365 million (Note 16).

In addition, during the year ended December 31, 2021, the Company issued 49,650 common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plans (Note 12).

In May 2022, the Company’s Board of Directors approved a share repurchase program for up to a total of $20 million of the Company's common stock. The Board will review the program after a period of 12 months. Share repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of purchases under the program will be determined by management based upon market conditions and other factors. The program does not require the Company to purchase any specific number or amount of shares and  may be suspended or reinstated at any time at the Company's discretion and without notice. During the year ended December 31, 2022, the Company repurchased under its share repurchase program and cancelled 238,330 shares of common stock, in open market transactions, for an aggregate consideration of approximately $5.03 million.

In addition, during the year ended December 31, 2022, the Company issued 60,000 common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plans (Note 12).

In May 2022, the Board of Directors reinstated the Company’s common stock dividend plan. In the year ended December 31, 2022, the Company declared and paid a dividend of $0.50 per share of common stock in each of May, August and November amounting to $10.87 million.